Components of Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	$ 1,162		$ 1,154		$ 1,154
Finite-lived intangible assets, Accumulated Amortization	(428)		(412)		(353)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	734		742		801
Total indefinite-lived intangible assets	121		126		127
Intangible Assets, Gross Carrying Amount	1,283		1,280		1,281
Identifiable Intangible Assets, Less Accumulated Amortization	855	[1]	868	[1]	928
Brands
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	39		39		39
Trademarks and Trade Names
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	67		67		67
In Process Research And Development
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Total indefinite-lived intangible assets	15		20		21
Developed Technology Rights
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	771		762		755
Finite-lived intangible assets, Accumulated Amortization	(186)		(173)		(128)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	585		589		627
Brands
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	216		216		216
Finite-lived intangible assets, Accumulated Amortization	(91)		(88)		(77)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	125		128		139
Trademarks and Trade Names
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	53		54		54
Finite-lived intangible assets, Accumulated Amortization	(36)		(36)		(30)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	17		18		24
Other Intangible Assets
Indefinite Lived And Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets, Gross Carrying Amount	122		122		129
Finite-lived intangible assets, Accumulated Amortization	(115)		(115)		(118)
Finite-lived intangible assets, Identifiable Intangible Assets, Less Accumulated Amortization	$ 7		$ 7		$ 11

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.